Expense Example - Main Sector Rotation ETF - Main Sector Rotation ETF	Apr. 06, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	229
Expense Example, with Redemption, 5 Years	402
Expense Example, with Redemption, 10 Years	$ 903